N-2 - $ / shares	Aug. 18, 2026	May 31, 2026
Cover [Abstract]
Entity Central Index Key	0001377936
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Saratoga Investment Corp.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We are a specialty finance company that invests primarily in senior and unitranche leveraged loans and mezzanine debt issued by private U.S. middle-market companies, both through direct lending and through participation in loan syndicates, and, to a lesser extent, equity issued by private U.S. middle-market companies. Our investment objective is to create attractive risk-adjusted returns by generating current income and, to a lesser extent, capital appreciation from our investments.

We have elected to be regulated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). We are externally managed and advised by Saratoga Investment Advisors, LLC, a New York-based investment firm affiliated with Saratoga Partners, a middle-market private equity investment firm.

Risk Factors [Table Text Block]

SUPPLEMENTARY RISK FACTORS

Investing in the Notes involves a number of significant risks. In addition to the other information contained in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference, you should carefully consider the risk factors set forth below, the risk factors incorporated by reference in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, before making an investment in the Notes. The risks set forth below and the risk factors incorporated by reference into this prospectus supplement and the accompanying prospectus, as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, and any subsequent filings with the SEC are the principal risks with respect to the Company generally and with respect to BDCs, they may not be the only risks we face. This section nonetheless describes the principal risk factors associated with the Notes specifically. If any of the risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the trading price of our securities could decline and you may lose all or part of your investment. Please also read carefully the section titled “Note about Forward-Looking Statements” in this prospectus supplement and the section titled “Special Note Regarding Forward-Looking Statements” in the accompanying prospectus.

Risks Related to the Notes

The Notes will be unsecured and therefore will be effectively subordinated to any existing and future secured indebtedness.

The Notes will not be secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Notes will be effectively subordinated to any existing and future secured indebtedness we or our subsidiaries have outstanding as of the date of this prospectus supplement that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we have granted or subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our secured indebtedness or secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries, including the Live Oak Credit Facility, the Valley Credit Facility, and the SBA-guaranteed debentures.

The Notes will be obligations exclusively of Saratoga Investment Corp., and not of any of our subsidiaries. None of our subsidiaries will be a guarantor of the Notes, and the Notes will not be required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our existing or future subsidiaries, including the Live Oak Credit Facility, the Valley Credit Facility, and the SBA-guaranteed debentures. These entities may incur substantial indebtedness in the future, all of which would be structurally senior to the Notes. As of August 17, 2026, we had $37.5 million and $32.5 million in outstanding indebtedness under the Live Oak Credit Facility and the Valley Credit Facility, respectively, and we had the ability to borrow up to $75.0 million and $85.0 million under the Live Oak Credit Facility and the Valley Credit Facility, respectively, subject, in each case, to certain conditions. The Valley Credit Facility is secured by substantially all of the assets of SIF II and the Live Oak Credit Facility is secured by substantially all of the assets of SIF III. As of August 17, 2026, we had $213.0 million in SBA-guaranteed debentures outstanding. The indebtedness under the SBA-guaranteed debentures is structurally senior to the Notes.

The indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings;
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including subordinated indebtedness, except that we have agreed that, for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by (i) Section 61(a)(2) of the 1940 Act or any successor provisions and after giving effect to any exemptive relief granted to us by the SEC and (ii) the following two exceptions: (A) we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under subchapter M of the Code; and (B) this restriction will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months. If Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	enter into transactions with affiliates;
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the indenture (as defined under the caption “Description of the Notes”) will not require us to offer to purchase the Notes in connection with a change of control or any other event.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes), and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. For example, the indenture under which the Notes are issued will not contain cross-default provisions that are contained in the Live Oak Credit Facility and the Valley Credit Facility. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Notes.

There is no existing trading market for the Notes, and, even if the NYSE approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.

The Notes will be a new issue of debt securities for which there initially will not be a trading market. We intend to list the Notes on the NYSE within 30 days of the original issue date under the symbol “SAX.” However, there is no assurance that the Notes will be approved for listing on the NYSE.

Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount to their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Any market-making activity will be subject to limits imposed by law, general economic conditions, or other relevant factors. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.

Accordingly, we cannot assure you that the Notes will be approved for listing on the NYSE, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be adversely affected. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

We may choose to redeem the Notes when prevailing interest rates are relatively low, which may adversely affect your return on the Notes.

On or after August 26, 2028, we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.

The early redemption feature in our outstanding 7.25% 2029 Notes increases our dependence on certain key individuals and could result in early repayment obligations at a time when we may not have sufficient cash, which could trigger cross defaults under the Notes and our other indebtedness.

Our 7.25% 2029 Notes contain a provision that grants the holders the option to have the 7.25% 2029 Notes repaid prior to their stated maturity date if (i) we are no longer directly managed by Saratoga Investment Advisors or any of its affiliates, or if two or more of Christian L. Oberbeck, Michael J. Grisius, Thomas V. Inglesby, Charles G. Phillips or Henri J. Steenkamp cease to work or be employed on a full-time basis with respect to the business of Saratoga Investment Advisors at least the duties and responsibilities delegated to him as of the date of the indenture governing the 7.25% 2029 Notes and has not been promptly replaced by another person reasonably acceptable to the holders of the 7.25% 2029 Notes, or (ii) we violate Section 18(a)(1)(A) of the 1940 Act, as modified by Section 61(a)(2) of the 1940 Act. This early redemption feature increases our dependence on these key individuals. We may not repay the 7.25% 2029 Notes upon the occurrence of any such event because we may not have sufficient funds. In addition, our failure to purchase the 7.25% 2029 Notes upon the occurrence of any such event would cause an event of default under the indenture governing the 7.25% 2029 Notes and a cross-default under the agreements governing certain of our other indebtedness. Any such cross-default could result in the acceleration of our indebtedness, which would have a material adverse effect on our financial condition, results of operations and our ability to make payments on the Notes.

The amount of our debt outstanding will continue to be substantial following this offering, and if we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under the Live Oak Credit Facility, the Valley Credit Facility, the indentures governing the 4.35% 2027 Notes, 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes and the 7.50% 2031 Notes, or other indebtedness to which we may be a party, that is not waived by the required lenders or the holders, and the remedies sought by the lenders or the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, as applicable, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness (including the Live Oak Credit Facility, the Valley Credit Facility, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes and the 7.50% 2031 Notes). In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Live Oak Credit Facility, the Valley Credit Facility, or other debt we may incur in the future could elect to terminate their commitment, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. In addition, any such default may constitute a default under the Notes, which could further limit our ability to repay our debt, including the Notes.

Our ability to generate sufficient cash flow in the future is, to some extent, subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under the Live Oak Credit Facility, the Valley Credit Facility, or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, the Live Oak Credit Facility, the Valley Credit Facility, and to fund other liquidity needs.

If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may, in the future, need to refinance or restructure our debt, including any Notes sold, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under the Live Oak Credit Facility or the Valley Credit Facility, the holders of the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, or other debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt. If we breach our covenants under the Live Oak Credit Facility, the Valley Credit Facility, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, or our other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or the holders thereof. If this occurs, we would be in default under the Live Oak Credit Facility, the Valley Credit Facility, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, or other debt, the lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.

We employ leverage, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.

Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in us. We borrow from and issue senior debt securities to banks and other lenders that is secured by a lien on our assets. Holders of these senior securities have fixed dollar claims on our assets that are superior to the claims of the holders of our securities. Leverage is generally considered a speculative investment technique. Any increase in our income in excess of interest payable on our outstanding indebtedness would cause our net income to increase more than it would have had we not incurred leverage, while any decrease in our income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make common stock distributions or scheduled debt payments, including with respect to the Notes. There can be no assurance that our leveraging strategy will be successful.

Our outstanding indebtedness imposes, and additional debt we may incur in the future will likely impose, financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our RIC tax treatment. A failure to add new debt facilities or issue additional debt securities or other evidences of indebtedness in lieu of or in addition to existing indebtedness could have a material adverse effect on our business, financial condition or results of operations.

As of August 17, 2026, we had $37.5 million in outstanding borrowings under the Live Oak Credit Facility, $32.5 million in outstanding borrowings under the Valley Credit Facility, $213.0 million in SBA-guaranteed debentures outstanding and $75.0 million, $15.0 million, $46.0 million, $60.375 million, $57.5 million, $25.0 million, $50.0 million and $100.0 million, respectively, in aggregate principal amount outstanding of the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, and the 7.50% 2031 Notes. We may incur additional indebtedness in the future, including, but not limited to, borrowings under the Live Oak Credit Facility, the Valley Credit Facility or the issuance of additional debt securities in one or more public or private offerings, although there can be no assurance that we will be successful in doing so. Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. The amount of leverage that we employ at any particular time will depend on our management’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing.

As a BDC, we are generally required to meet a coverage ratio at least equal to 150% of total assets to total borrowings and other senior securities, which include all of our borrowings (other than the SBA-guaranteed debentures issued by the SBIC Subsidiaries under the terms of SEC exemptive relief) and any preferred stock we may issue in the future. If this ratio declines below 150%, we may not be able to incur additional debt and may need to sell a portion of our investments to repay some debt when it is disadvantageous to do so, and we may not be able to make distributions to our stockholders. Additionally, because the SBA-guaranteed debentures are excluded from the calculation of our asset ratio coverage for purpose of compliance with the 1940 Act under the terms of our SEC exemptive relief, we may have a ratio of total assets to borrowings (including the SBA-guaranteed debentures) greater than 150% and our asset coverage ratio may not fully reflect the risks relating to our outstanding debt and capitalization. For example, our asset coverage ratio as of May 31, 2026 was 162.6%. However, including SBA-guaranteed debentures, our total assets to total borrowings would be 146.3% as of May 31, 2026.

NAV Per Share		$ 23.23
Risks Related to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Notes

The Notes will be unsecured and therefore will be effectively subordinated to any existing and future secured indebtedness.

The Notes will not be secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Notes will be effectively subordinated to any existing and future secured indebtedness we or our subsidiaries have outstanding as of the date of this prospectus supplement that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we have granted or subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our secured indebtedness or secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries, including the Live Oak Credit Facility, the Valley Credit Facility, and the SBA-guaranteed debentures.

The Notes will be obligations exclusively of Saratoga Investment Corp., and not of any of our subsidiaries. None of our subsidiaries will be a guarantor of the Notes, and the Notes will not be required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our existing or future subsidiaries, including the Live Oak Credit Facility, the Valley Credit Facility, and the SBA-guaranteed debentures. These entities may incur substantial indebtedness in the future, all of which would be structurally senior to the Notes. As of August 17, 2026, we had $37.5 million and $32.5 million in outstanding indebtedness under the Live Oak Credit Facility and the Valley Credit Facility, respectively, and we had the ability to borrow up to $75.0 million and $85.0 million under the Live Oak Credit Facility and the Valley Credit Facility, respectively, subject, in each case, to certain conditions. The Valley Credit Facility is secured by substantially all of the assets of SIF II and the Live Oak Credit Facility is secured by substantially all of the assets of SIF III. As of August 17, 2026, we had $213.0 million in SBA-guaranteed debentures outstanding. The indebtedness under the SBA-guaranteed debentures is structurally senior to the Notes.

The indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings;
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including subordinated indebtedness, except that we have agreed that, for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by (i) Section 61(a)(2) of the 1940 Act or any successor provisions and after giving effect to any exemptive relief granted to us by the SEC and (ii) the following two exceptions: (A) we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under subchapter M of the Code; and (B) this restriction will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months. If Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	enter into transactions with affiliates;
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the indenture (as defined under the caption “Description of the Notes”) will not require us to offer to purchase the Notes in connection with a change of control or any other event.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes), and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. For example, the indenture under which the Notes are issued will not contain cross-default provisions that are contained in the Live Oak Credit Facility and the Valley Credit Facility. The issuance or incurrence of any such debt with incremental protections could affect the market for, trading levels, and prices of the Notes.

There is no existing trading market for the Notes, and, even if the NYSE approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.

The Notes will be a new issue of debt securities for which there initially will not be a trading market. We intend to list the Notes on the NYSE within 30 days of the original issue date under the symbol “SAX.” However, there is no assurance that the Notes will be approved for listing on the NYSE.

Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount to their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Any market-making activity will be subject to limits imposed by law, general economic conditions, or other relevant factors. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.

Accordingly, we cannot assure you that the Notes will be approved for listing on the NYSE, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be adversely affected. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

We may choose to redeem the Notes when prevailing interest rates are relatively low, which may adversely affect your return on the Notes.

On or after August 26, 2028, we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.

The early redemption feature in our outstanding 7.25% 2029 Notes increases our dependence on certain key individuals and could result in early repayment obligations at a time when we may not have sufficient cash, which could trigger cross defaults under the Notes and our other indebtedness.

Our 7.25% 2029 Notes contain a provision that grants the holders the option to have the 7.25% 2029 Notes repaid prior to their stated maturity date if (i) we are no longer directly managed by Saratoga Investment Advisors or any of its affiliates, or if two or more of Christian L. Oberbeck, Michael J. Grisius, Thomas V. Inglesby, Charles G. Phillips or Henri J. Steenkamp cease to work or be employed on a full-time basis with respect to the business of Saratoga Investment Advisors at least the duties and responsibilities delegated to him as of the date of the indenture governing the 7.25% 2029 Notes and has not been promptly replaced by another person reasonably acceptable to the holders of the 7.25% 2029 Notes, or (ii) we violate Section 18(a)(1)(A) of the 1940 Act, as modified by Section 61(a)(2) of the 1940 Act. This early redemption feature increases our dependence on these key individuals. We may not repay the 7.25% 2029 Notes upon the occurrence of any such event because we may not have sufficient funds. In addition, our failure to purchase the 7.25% 2029 Notes upon the occurrence of any such event would cause an event of default under the indenture governing the 7.25% 2029 Notes and a cross-default under the agreements governing certain of our other indebtedness. Any such cross-default could result in the acceleration of our indebtedness, which would have a material adverse effect on our financial condition, results of operations and our ability to make payments on the Notes.

The amount of our debt outstanding will continue to be substantial following this offering, and if we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under the Live Oak Credit Facility, the Valley Credit Facility, the indentures governing the 4.35% 2027 Notes, 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes and the 7.50% 2031 Notes, or other indebtedness to which we may be a party, that is not waived by the required lenders or the holders, and the remedies sought by the lenders or the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, as applicable, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness (including the Live Oak Credit Facility, the Valley Credit Facility, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes and the 7.50% 2031 Notes). In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Live Oak Credit Facility, the Valley Credit Facility, or other debt we may incur in the future could elect to terminate their commitment, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. In addition, any such default may constitute a default under the Notes, which could further limit our ability to repay our debt, including the Notes.

Our ability to generate sufficient cash flow in the future is, to some extent, subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under the Live Oak Credit Facility, the Valley Credit Facility, or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, the Live Oak Credit Facility, the Valley Credit Facility, and to fund other liquidity needs.

If our operating performance declines and we are not able to generate sufficient cash flow to service our debt obligations, we may, in the future, need to refinance or restructure our debt, including any Notes sold, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders under the Live Oak Credit Facility or the Valley Credit Facility, the holders of the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, or other debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt. If we breach our covenants under the Live Oak Credit Facility, the Valley Credit Facility, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, or our other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or the holders thereof. If this occurs, we would be in default under the Live Oak Credit Facility, the Valley Credit Facility, the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, the 7.50% 2031 Notes, or other debt, the lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.

We employ leverage, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.

Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in us. We borrow from and issue senior debt securities to banks and other lenders that is secured by a lien on our assets. Holders of these senior securities have fixed dollar claims on our assets that are superior to the claims of the holders of our securities. Leverage is generally considered a speculative investment technique. Any increase in our income in excess of interest payable on our outstanding indebtedness would cause our net income to increase more than it would have had we not incurred leverage, while any decrease in our income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make common stock distributions or scheduled debt payments, including with respect to the Notes. There can be no assurance that our leveraging strategy will be successful.

Our outstanding indebtedness imposes, and additional debt we may incur in the future will likely impose, financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our RIC tax treatment. A failure to add new debt facilities or issue additional debt securities or other evidences of indebtedness in lieu of or in addition to existing indebtedness could have a material adverse effect on our business, financial condition or results of operations.

As of August 17, 2026, we had $37.5 million in outstanding borrowings under the Live Oak Credit Facility, $32.5 million in outstanding borrowings under the Valley Credit Facility, $213.0 million in SBA-guaranteed debentures outstanding and $75.0 million, $15.0 million, $46.0 million, $60.375 million, $57.5 million, $25.0 million, $50.0 million and $100.0 million, respectively, in aggregate principal amount outstanding of the 4.35% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, the 8.125% 2027 Notes, the 8.50% 2028 Notes, the 7.25% 2029 Notes, the 7.25% 2030 Notes, and the 7.50% 2031 Notes. We may incur additional indebtedness in the future, including, but not limited to, borrowings under the Live Oak Credit Facility, the Valley Credit Facility or the issuance of additional debt securities in one or more public or private offerings, although there can be no assurance that we will be successful in doing so. Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. The amount of leverage that we employ at any particular time will depend on our management’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing.

As a BDC, we are generally required to meet a coverage ratio at least equal to 150% of total assets to total borrowings and other senior securities, which include all of our borrowings (other than the SBA-guaranteed debentures issued by the SBIC Subsidiaries under the terms of SEC exemptive relief) and any preferred stock we may issue in the future. If this ratio declines below 150%, we may not be able to incur additional debt and may need to sell a portion of our investments to repay some debt when it is disadvantageous to do so, and we may not be able to make distributions to our stockholders. Additionally, because the SBA-guaranteed debentures are excluded from the calculation of our asset ratio coverage for purpose of compliance with the 1940 Act under the terms of our SEC exemptive relief, we may have a ratio of total assets to borrowings (including the SBA-guaranteed debentures) greater than 150% and our asset coverage ratio may not fully reflect the risks relating to our outstanding debt and capitalization. For example, our asset coverage ratio as of May 31, 2026 was 162.6%. However, including SBA-guaranteed debentures, our total assets to total borrowings would be 146.3% as of May 31, 2026.